FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of financial risk management [text block] [Abstract]
Schedule of Interest Rate Risk Exposure
At 31 December 2022, the Group had the following significant exposures impacted by interest rate benchmark reform which had yet to transition to the replacement benchmark rate:

	At 31 December 2022				At 31 December 2021
	GBP LIBOR £m	USD LIBOR £m	Other[1] £m	Total £m	GBP LIBOR £m	USD LIBOR £m	Other £m	Total £m
Non-derivative financial assets
Financial assets at fair value through profit or loss	–	–	–	–	131	172	–	303
Loans and advances to banks	–	67	–	67	–	3,252	–	3,252
Loans and advances to customers	760	670	2	1,432	3,419	2,549	–	5,968
Financial assets at amortised cost	760	737	2	1,499	3,419	5,801	–	9,220
	760	737	2	1,499	3,550	5,973	–	9,523
Non-derivative financial liabilities
Financial liabilities at fair value through profit or loss	–	100	–	100	–	100	3	103
Debt securities in issue[2]	–	1,216	310	1,526	–	3,548	26	3,574
	–	1,316	310	1,626	–	3,648	29	3,677
Derivative notional/contract amount
Interest rate	242	96,795	653	97,690	4,271	120,797	–	125,068
Cross currency	–	14,414	921	15,335	–	22,663	–	22,663
	242	111,209	1,574	113,025	4,271	143,460	–	147,731
1    Balances within Other include Canadian Dollar Offered Rate for which a cessation announcement, effective after 28 June 2024, was published on 16 May 2022.
2    Includes capital related issuances of £3,494 million held by Lloyds Banking Group plc.

Schedule of Maximum Credit Exposure

	2022			2021
	Maximum exposure £m	Offset[1] £m	Net exposure £m	Maximum exposure £m	Offset[1] £m	Net exposure £m
Financial assets at fair value through profit or loss[2]	1,132	–	1,132	1,559	–	1,559
Derivative financial instruments	3,857	(1,811)	2,046	5,511	(2,369)	3,142
Financial assets at amortised cost, net[3]:
Loans and advances to banks, net[3]	8,363	–	8,363	4,478	–	4,478
Loans and advances to customers, net[3]	435,627	(2,171)	433,456	430,829	(1,506)	429,323
Reverse repurchase agreements, net[3]	39,259	–	39,259	49,708	–	49,708
Debt securities, net[3]	7,331	–	7,331	4,562	–	4,562
	490,580	(2,171)	488,409	489,577	(1,506)	488,071
Financial assets at fair value through other comprehensive income[2]	22,845	–	22,845	27,785	–	27,785
Off-balance sheet items:
Acceptances and endorsements	58	–	58	21	–	21
Other items serving as direct credit substitutes	781	–	781	433	–	433
Performance bonds, including letters of credit, and other transaction-related contingencies	2,061	–	2,061	1,886	–	1,886
Irrevocable commitments and guarantees	57,782	–	57,782	55,690	–	55,690
	60,682	–	60,682	58,030	–	58,030
	579,096	(3,982)	575,114	582,462	(3,875)	578,587
1Offset items comprise deposit amounts available for offset, and amounts available for offset under master netting arrangements, that do not meet the criteria under IAS 32 to enable loans and advances and derivative assets respectively to be presented net of these balances in the financial statements.
2Excluding equity shares.
3Amounts shown net of related impairment allowances.

Schedule of Concentration of Exposure

	2022 £m	2021 £m
Agriculture, forestry and fishing	7,447	7,728
Energy and water supply	2,515	1,962
Manufacturing	3,311	3,505
Construction	4,057	4,325
Transport, distribution and hotels	13,062	13,367
Postal and telecommunications	2,409	1,857
Property companies	20,866	23,156
Financial, business and other services	21,281	19,137
Personal:
Mortgages[1]	322,480	318,422
Other	26,099	24,546
Lease financing	625	843
Hire purchase	15,950	15,785
Total loans and advances to customers before allowance for impairment losses	440,102	434,633
Allowance for impairment losses (note 15)	(4,475)	(3,804)
Total loans and advances to customers	435,627	430,829
1Includes both UK and overseas mortgage balances.

Schedule of Average Probability of Default Grade

Retail		Commercial
Quality classification	IFRS 9 PD range	Quality classification	IFRS 9 PD range
RMS 1–3	0.00–0.80%	CMS 1–5	0.000–0.100%
RMS 4–6	0.81–4.50%	CMS 6–10	0.101–0.500%
RMS 7–9	4.51–14.00%	CMS 11–14	0.501–3.000%
RMS 10	14.01–20.00%	CMS 15–18	3.001–20.000%
RMS 11–13	20.01–99.99%	CMS 19	20.001–99.999%
RMS 14	100.00%	CMS 20–23	100.000%

Schedule of Credit Quality of Assets

	Drawn exposures					Expected credit loss allowance
Gross drawn exposures and expected credit loss allowance	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m
At 31 December 2022
Loans and advances to banks
CMS 1–5	1,093	–	–	–	1,093	–	–	–	–	–
CMS 6–10	7,263	–	–	–	7,263	9	–	–	–	9
CMS 11–14	13	3	–	–	16	–	–	–	–	–
CMS 15–18	–	–	–	–	–	–	–	–	–	–
CMS 19	–	–	–	–	–	–	–	–	–	–
CMS 20–23	–	–	–	–	–	–	–	–	–	–
	8,369	3	–	–	8,372	9	–	–	–	9
Loans and advances to customers
Retail – UK mortgages
RMS 1–3	250,937	24,844	–	–	275,781	81	180	–	–	261
RMS 4–6	6,557	11,388	–	–	17,945	10	140	–	–	150
RMS 7–9	23	2,443	–	–	2,466	–	72	–	–	72
RMS 10	–	734	–	–	734	–	24	–	–	24
RMS 11–13	–	2,374	–	–	2,374	–	136	–	–	136
RMS 14	–	–	3,416	9,622	13,038	–	–	311	253	564
	257,517	41,783	3,416	9,622	312,338	91	552	311	253	1,207
Retail – credit cards
RMS 1–3	3,587	5	–	–	3,592	7	–	–	–	7
RMS 4–6	6,497	1,441	–	–	7,938	66	70	–	–	136
RMS 7–9	1,332	1,246	–	–	2,578	47	167	–	–	214
RMS 10	–	227	–	–	227	–	52	–	–	52
RMS 11–13	–	368	–	–	368	–	144	–	–	144
RMS 14	–	–	289	–	289	–	–	113	–	113
	11,416	3,287	289	–	14,992	120	433	113	–	666
Retail – loans and overdrafts
RMS 1–3	659	1	–	–	660	2	–	–	–	2
RMS 4–6	5,902	451	–	–	6,353	90	24	–	–	114
RMS 7–9	1,724	657	–	–	2,381	69	83	–	–	152
RMS 10	53	199	–	–	252	5	45	–	–	50
RMS 11–13	19	405	–	–	424	3	163	–	–	166
RMS 14	–	–	247	–	247	–	–	126	–	126
	8,357	1,713	247	–	10,317	169	315	126	–	610
Retail – UK Motor Finance
RMS 1–3	8,969	743	–	–	9,712	66	9	–	–	75
RMS 4–6	2,778	930	–	–	3,708	25	20	–	–	45
RMS 7–9	425	325	–	–	750	2	13	–	–	15
RMS 10	–	99	–	–	99	–	8	–	–	8
RMS 11–13	2	148	–	–	150	–	26	–	–	26
RMS 14	–	–	154	–	154	–	–	81	–	81
	12,174	2,245	154	–	14,573	93	76	81	–	250
Retail – other
RMS 1–3	12,588	328	–	–	12,916	9	4	–	–	13
RMS 4–6	1,311	213	–	–	1,524	4	11	–	–	15
RMS 7–9	–	90	–	–	90	–	3	–	–	3
RMS 10	–	5	–	–	5	–	–	–	–	–
RMS 11–13	91	7	–	–	98	–	–	–	–	–
RMS 14	–	–	157	–	157	–	–	52	–	52
	13,990	643	157	–	14,790	13	18	52	–	83
Total Retail	303,454	49,671	4,263	9,622	367,010	486	1,394	683	253	2,816

	Drawn exposures					Expected credit loss allowance
Gross drawn exposures and expected credit loss allowance (continued)	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m
At 31 December 2022
Commercial Banking
CMS 1–5	11,906	14	–	–	11,920	2	–	–	–	2
CMS 6–10	16,689	293	–	–	16,982	21	2	–	–	23
CMS 11–14	30,646	4,963	–	–	35,609	123	83	–	–	206
CMS 15–18	3,257	4,352	–	–	7,609	46	239	–	–	285
CMS 19	12	810	–	–	822	–	74	–	–	74
CMS 20–23	–	–	3,348	–	3,348	–	–	1,069	–	1,069
	62,510	10,432	3,348	–	76,290	192	398	1,069	–	1,659
Other[1]	(3,198)	–	–	–	(3,198)	–	–	–	–	–
Total loans and advances to customers	362,766	60,103	7,611	9,622	440,102	678	1,792	1,752	253	4,475

In respect of:
Retail	303,454	49,671	4,263	9,622	367,010	486	1,394	683	253	2,816
Commercial Banking	62,510	10,432	3,348	–	76,290	192	398	1,069	–	1,659
Other[1]	(3,198)	–	–	–	(3,198)	–	–	–	–	–
Total loans and advances to customers	362,766	60,103	7,611	9,622	440,102	678	1,792	1,752	253	4,475
1Includes centralised fair value hedge accounting adjustments.

Reverse repurchase agreements
Banks
CMS 1–5	3,292	–	–	–	3,292	–	–	–	–	–
CMS 6–10	258	–	–	–	258	–	–	–	–	–
CMS 11–14	–	–	–	–	–	–	–	–	–	–
CMS 15–18	–	–	–	–	–	–	–	–	–	–
CMS 19	–	–	–	–	–	–	–	–	–	–
CMS 20–23	–	–	–	–	–	–	–	–	–	–
	3,550	–	–	–	3,550	–	–	–	–	–
Customers
CMS 1–5	3,752	–	–	–	3,752	–	–	–	–	–
CMS 6–10	31,957	–	–	–	31,957	–	–	–	–	–
CMS 11–14	–	–	–	–	–	–	–	–	–	–
CMS 15–18	–	–	–	–	–	–	–	–	–	–
CMS 19	–	–	–	–	–	–	–	–	–	–
CMS 20–23	–	–	–	–	–	–	–	–	–	–
	35,709	–	–	–	35,709	–	–	–	–	–
Total reverse repurchase agreements	39,259	–	–	–	39,259	–	–	–	–	–

	Undrawn exposures					Expected credit loss allowance
Gross undrawn exposures and expected credit loss allowance	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m
At 31 December 2022
Retail – UK mortgages
RMS 1–3	16,003	159	–	–	16,162	–	–	–	–	–
RMS 4–6	83	62	–	–	145	1	–	–	–	1
RMS 7–9	–	25	–	–	25	–	–	–	–	–
RMS 10	–	7	–	–	7	–	–	–	–	–
RMS 11–13	–	21	–	–	21	–	1	–	–	1
RMS 14	–	–	17	67	84	–	–	–	–	–
	16,086	274	17	67	16,444	1	1	–	–	2
Retail – credit cards
RMS 1–3	39,384	30	–	–	39,414	16	–	–	–	16
RMS 4–6	14,355	2,975	–	–	17,330	32	28	–	–	60
RMS 7–9	580	422	–	–	1,002	5	8	–	–	13
RMS 10	–	46	–	–	46	–	2	–	–	2
RMS 11–13	–	76	–	–	76	–	6	–	–	6
RMS 14	–	–	45	–	45	–	–	–	–	–
	54,319	3,549	45	–	57,913	53	44	–	–	97
Retail – loans and overdrafts
RMS 1–3	4,174	2	–	–	4,176	4	–	–	–	4
RMS 4–6	1,618	386	–	–	2,004	6	12	–	–	18
RMS 7–9	253	159	–	–	412	6	18	–	–	24
RMS 10	6	36	–	–	42	–	7	–	–	7
RMS 11–13	–	61	–	–	61	–	15	–	–	15
RMS 14	–	–	17	–	17	–	–	–	–	–
	6,051	644	17	–	6,712	16	52	–	–	68
Retail – UK Motor Finance
RMS 1–3	318	–	–	–	318	–	–	–	–	–
RMS 4–6	1,259	–	–	–	1,259	2	–	–	–	2
RMS 7–9	347	1	–	–	348	–	–	–	–	–
RMS 10	–	–	–	–	–	–	–	–	–	–
RMS 11–13	–	–	–	–	–	–	–	–	–	–
RMS 14	–	–	–	–	–	–	–	–	–	–
	1,924	1	–	–	1,925	2	–	–	–	2
Retail – other
RMS 1–3	702	–	–	–	702	–	–	–	–	–
RMS 4–6	198	–	–	–	198	3	–	–	–	3
RMS 7–9	–	–	–	–	–	–	–	–	–	–
RMS 10	–	–	–	–	–	–	–	–	–	–
RMS 11–13	–	–	–	–	–	–	–	–	–	–
RMS 14	–	–	–	–	–	–	–	–	–	–
	900	–	–	–	900	3	–	–	–	3
Total Retail	79,280	4,468	79	67	83,894	75	97	–	–	172

Gross undrawn exposures and expected credit loss allowance (continued)	Undrawn exposures					Expected credit loss allowance
	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m
At 31 December 2022
Commercial Banking
CMS 1–5	15,266	–	–	–	15,266	1	–	–	–	1
CMS 6–10	16,508	34	–	–	16,542	11	2	–	–	13
CMS 11–14	8,657	1,296	–	–	9,953	27	27	–	–	54
CMS 15–18	779	800	–	–	1,579	8	42	–	–	50
CMS 19	–	85	–	–	85	–	10	–	–	10
CMS 20–23	–	–	48	–	48	–	–	4	–	4
	41,210	2,215	48	–	43,473	47	81	4	–	132
Other
CMS 1–5	2	–	–	–	2	–	–	–	–	–
CMS 6–10	–	–	–	–	–	–	–	–	–	–
CMS 11–14	–	–	–	–	–	–	–	–	–	–
CMS 15–18	–	–	–	–	–	–	–	–	–	–
CMS 19	–	–	–	–	–	–	–	–	–	–
CMS 20–23	–	–	–	–	–	–	–	–	–	–
	2	–	–	–	2	–	–	–	–	–
Total	120,492	6,683	127	67	127,369	122	178	4	–	304

In respect of:
Retail	79,280	4,468	79	67	83,894	75	97	–	–	172
Commercial Banking	41,210	2,215	48	–	43,473	47	81	4	–	132
Other	2	–	–	–	2	–	–	–	–	–
Total	120,492	6,683	127	67	127,369	122	178	4	–	304

	Drawn exposures					Expected credit loss allowance
Gross drawn exposures and expected credit loss allowance	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m
At 31 December 2021
Loans and advances to banks
CMS 1–5	4,108	–	–	–	4,108	–	–	–	–	–
CMS 6–10	368	–	–	–	368	–	–	–	–	–
CMS 11–14	2	–	–	–	2	–	–	–	–	–
CMS 15–18	–	–	–	–	–	–	–	–	–	–
CMS 19	–	–	–	–	–	–	–	–	–	–
CMS 20–23	–	–	–	–	–	–	–	–	–	–
	4,478	–	–	–	4,478	–	–	–	–	–
Loans and advances to customers
Retail – UK mortgages
RMS 1–3	270,649	9,785	–	–	280,434	48	146	–	–	194
RMS 4–6	2,971	8,288	–	–	11,259	–	104	–	–	104
RMS 7–9	9	2,258	–	–	2,267	–	64	–	–	64
RMS 10	–	355	–	–	355	–	15	–	–	15
RMS 11–13	–	1,112	–	–	1,112	–	65	–	–	65
RMS 14	–	–	1,940	10,977	12,917	–	–	184	210	394
	273,629	21,798	1,940	10,977	308,344	48	394	184	210	836
Retail – credit cards[1]
RMS 1–3	5,076	15	–	–	5,091	9	–	–	–	9
RMS 4–6	6,023	1,092	–	–	7,115	58	43	–	–	101
RMS 7–9	819	623	–	–	1,442	29	71	–	–	100
RMS 10	–	112	–	–	112	–	22	–	–	22
RMS 11–13	–	235	–	–	235	–	82	–	–	82
RMS 14	–	–	292	–	292	–	–	128	–	128
	11,918	2,077	292	–	14,287	96	218	128	–	442
Retail – loans and overdrafts
RMS 1–3	1,426	2	–	–	1,428	5	–	–	–	5
RMS 4–6	5,794	499	–	–	6,293	79	23	–	–	102
RMS 7–9	938	286	–	–	1,224	39	33	–	–	72
RMS 10	18	74	–	–	92	2	14	–	–	16
RMS 11–13	5	244	–	–	249	1	83	–	–	84
RMS 14	–	–	271	–	271	–	–	139	–	139
	8,181	1,105	271	–	9,557	126	153	139	–	418
Retail – UK Motor Finance
RMS 1–3	8,758	465	–	–	9,223	79	6	–	–	85
RMS 4–6	2,904	844	–	–	3,748	22	19	–	–	41
RMS 7–9	583	298	–	–	881	5	15	–	–	20
RMS 10	–	69	–	–	69	–	7	–	–	7
RMS 11–13	2	152	–	–	154	–	27	–	–	27
RMS 14	–	–	201	–	201	–	–	116	–	116
	12,247	1,828	201	–	14,276	106	74	116	–	296
Retail – other[1]
RMS 1–3	9,715	228	–	–	9,943	3	4	–	–	7
RMS 4–6	1,386	265	–	–	1,651	11	8	–	–	19
RMS 7–9	–	88	–	–	88	–	3	–	–	3
RMS 10	–	2	–	–	2	–	–	–	–	–
RMS 11–13	97	10	–	–	107	–	–	–	–	–
RMS 14	–	–	169	–	169	–	–	52	–	52
	11,198	593	169	–	11,960	14	15	52	–	81
Total Retail	317,173	27,401	2,873	10,977	358,424	390	854	619	210	2,073

Gross drawn exposures and expected credit loss allowance (continued)	Drawn exposures					Expected credit loss allowance
	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m
At 31 December 2021
Commercial Banking[1]
CMS 1–5	11,678	34	–	–	11,712	1	–	–	–	1
CMS 6–10	19,822	309	–	–	20,131	21	–	–	–	21
CMS 11–14	31,979	3,453	–	–	35,432	83	76	–	–	159
CMS 15–18	2,181	2,832	–	–	5,013	14	143	–	–	157
CMS 19	–	855	–	–	855	–	39	–	–	39
CMS 20–23	–	–	3,533	–	3,533	–	–	954	–	954
	65,660	7,483	3,533	–	76,676	119	258	954	–	1,331
Other[2]	(467)	–	–	–	(467)	400	–	–	–	400
Total loans and advances to customers	382,366	34,884	6,406	10,977	434,633	909	1,112	1,573	210	3,804

In respect of:
Retail	317,173	27,401	2,873	10,977	358,424	390	854	619	210	2,073
Commercial Banking	65,660	7,483	3,533	–	76,676	119	258	954	–	1,331
Other[2]	(467)	–	–	–	(467)	400	–	–	–	400
Total loans and advances to customers	382,366	34,884	6,406	10,977	434,633	909	1,112	1,573	210	3,804
1    Reflects the new organisation structure, with Business Banking and Commercial Cards moving from Retail to Commercial Banking and Wealth moving from Other to Retail; comparatives have been presented on a consistent basis.
2    Includes centralised fair value hedge accounting adjustments and a central adjustment of £400 million that was applied in respect of uncertainty in the economic outlook.

Reverse repurchase agreements
Banks
CMS 1–5	2,901	–	–	–	2,901	–	–	–	–	–
CMS 6–10	95	–	–	–	95	–	–	–	–	–
CMS 11–14	–	–	–	–	–	–	–	–	–	–
CMS 15–18	–	–	–	–	–	–	–	–	–	–
CMS 19	–	–	–	–	–	–	–	–	–	–
CMS 20–23	–	–	–	–	–	–	–	–	–	–
	2,996	–	–	–	2,996	–	–	–	–	–
Customers
CMS 1–5	10,399	–	–	–	10,399	–	–	–	–	–
CMS 6–10	36,313	–	–	–	36,313	–	–	–	–	–
CMS 11–14	–	–	–	–	–	–	–	–	–	–
CMS 15–18	–	–	–	–	–	–	–	–	–	–
CMS 19	–	–	–	–	–	–	–	–	–	–
CMS 20–23	–	–	–	–	–	–	–	–	–	–
	46,712	–	–	–	46,712	–	–	–	–	–
Total reverse repurchase agreements	49,708	–	–	–	49,708	–	–	–	–	–

Gross undrawn exposures and expected credit loss allowance	Undrawn exposures					Expected credit loss allowance
	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m
At 31 December 2021
Retail – UK mortgages
RMS 1–3	16,947	67	–	–	17,014	1	–	–	–	1
RMS 4–6	24	25	–	–	49	–	–	–	–	–
RMS 7–9	–	3	–	–	3	–	–	–	–	–
RMS 10	–	–	–	–	–	–	–	–	–	–
RMS 11–13	–	–	–	–	–	–	–	–	–	–
RMS 14	–	–	13	72	85	–	–	–	–	–
	16,971	95	13	72	17,151	1	–	–	–	1
Retail – credit cards[1]
RMS 1–3	47,427	81	–	–	47,508	23	2	–	–	25
RMS 4–6	8,811	2,160	–	–	10,971	22	22	–	–	44
RMS 7–9	242	172	–	–	414	3	3	–	–	6
RMS 10	–	31	–	–	31	–	1	–	–	1
RMS 11–13	–	58	–	–	58	–	3	–	–	3
RMS 14	–	–	55	–	55	–	–	–	–	–
	56,480	2,502	55	–	59,037	48	31	–	–	79
Retail – loans and overdrafts
RMS 1–3	5,123	3	–	–	5,126	4	–	–	–	4
RMS 4–6	1,180	228	–	–	1,408	5	4	–	–	9
RMS 7–9	97	48	–	–	145	1	5	–	–	6
RMS 10	1	11	–	–	12	–	2	–	–	2
RMS 11–13	–	29	–	–	29	–	6	–	–	6
RMS 14	–	–	18	–	18	–	–	–	–	–
	6,401	319	18	–	6,738	10	17	–	–	27
Retail – UK Motor Finance
RMS 1–3	277	–	–	–	277	–	–	–	–	–
RMS 4–6	1,180	–	–	–	1,180	2	–	–	–	2
RMS 7–9	527	–	–	–	527	–	–	–	–	–
RMS 10	–	–	–	–	–	–	–	–	–	–
RMS 11–13	1	–	–	–	1	–	–	–	–	–
RMS 14	–	–	–	–	–	–	–	–	–	–
	1,985	–	–	–	1,985	2	–	–	–	2
Retail – other[1]
RMS 1–3	598	–	–	–	598	–	–	–	–	–
RMS 4–6	298	–	–	–	298	1	–	–	–	1
RMS 7–9	–	–	–	–	–	–	–	–	–	–
RMS 10	–	–	–	–	–	–	–	–	–	–
RMS 11–13	–	–	–	–	–	–	–	–	–	–
RMS 14	–	–	–	–	–	–	–	–	–	–
	896	–	–	–	896	1	–	–	–	1
Total Retail	82,733	2,916	86	72	85,807	62	48	–	–	110

Gross undrawn exposures and expected credit loss allowance (continued)	Undrawn exposures					Expected credit loss allowance
	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m
At 31 December 2021
Commercial Banking[1]
CMS 1–5	18,993	1	–	–	18,994	1	–	–	–	1
CMS 6–10	12,986	47	–	–	13,033	13	–	–	–	13
CMS 11–14	7,237	1,212	–	–	8,449	21	18	–	–	39
CMS 15–18	453	347	–	–	800	6	17	–	–	23
CMS 19	–	33	–	–	33	–	3	–	–	3
CMS 20–23	–	–	67	–	67	–	–	5	–	5
	39,669	1,640	67	–	41,376	41	38	5	–	84
Other
CMS 1–5	–	–	–	–	–	–	–	–	–	–
CMS 6–10	501	–	–	–	501	–	–	–	–	–
CMS 11–14	–	–	–	–	–	–	–	–	–	–
CMS 15–18	–	–	–	–	–	–	–	–	–	–
CMS 19	–	–	–	–	–	–	–	–	–	–
CMS 20–23	–	–	–	–	–	–	–	–	–	–
	501	–	–	–	501	–	–	–	–	–
Total	122,903	4,556	153	72	127,684	103	86	5	–	194

In respect of:
Retail	82,733	2,916	86	72	85,807	62	48	–	–	110
Commercial Banking	39,669	1,640	67	–	41,376	41	38	5	–	84
Other	501	–	–	–	501	–	–	–	–	–
Total	122,903	4,556	153	72	127,684	103	86	5	–	194
1 Reflects the new organisation structure, with Business Banking and Commercial Cards moving from Retail to Commercial Banking and Wealth moving from Other to Retail; comparatives have been presented on a consistent basis.
Schedule of Debt Securities Classified as Loans and Receivables
An analysis by credit rating of the Group's debt securities held at amortised cost is provided below:

	2022			2021
	Investment grade[1] £m	Other[2] £m	Total £m	Investment grade[1] £m	Other[2] £m	Total £m
Government securities	247	–	247	202	–	202
Asset-backed securities:
Mortgage-backed securities	3,712	–	3,712	1,457	–	1,457
Other asset-backed securities	1,946	2	1,948	1,590	18	1,608
	5,658	2	5,660	3,047	18	3,065
Corporate and other debt securities	1,431	1	1,432	1,296	1	1,297
Gross exposure	7,336	3	7,339	4,545	19	4,564
Allowance for impairment losses			(8)			(2)
Total debt securities held at amortised cost			7,331			4,562
1Credit ratings equal to or better than ‘BBB’.
2Other comprises sub-investment grade (2022: £nil; 2021: £18 million) and not rated (2022: £3 million; 2021: £1 million).
Financial assets at fair value through other comprehensive income (excluding equity shares)

Schedule of Available-for-Sale Financial Assets (Excluding Equity Shares)	. The credit quality of the Group's financial assets at fair value through other comprehensive income (excluding equity shares) is set out below:

	2022			2021
	Investment grade[1] £m	Other[2] £m	Total £m	Investment grade[1] £m	Other[2] £m	Total £m
Debt securities:
Government securities	11,196	–	11,196	14,599	–	14,599
Asset-backed securities	87	51	138	–	55	55
Corporate and other debt securities	11,470	41	11,511	13,087	44	13,131
	22,753	92	22,845	27,686	99	27,785
Total financial assets at fair value through other comprehensive income	22,753	92	22,845	27,686	99	27,785
1Credit ratings equal to or better than ‘BBB’.
2Other comprises sub-investment grade (2022: £51 million; 2021: £55 million) and not rated (2022: £41 million; 2021: £44 million).

Schedule of Derivative Assets

	2022			2021
	Investment grade[1] £m	Other[2] £m	Total £m	Investment grade[1] £m	Other[2] £m	Total £m
Trading and other	2,435	283	2,718	3,991	834	4,825
Hedging	14	5	19	52	–	52
	2,449	288	2,737	4,043	834	4,877
Due from fellow Lloyds Banking Group undertakings			1,120			634
Total derivative financial instruments			3,857			5,511
1Credit ratings equal to or better than ‘BBB’.
2Other comprises sub-investment grade (2022: £112 million; 2021: £622 million) and not rated (2022: £176 million; 2021: £212 million).

Schedule of Mortgage Lending

	2022					2021
	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total gross £m	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total gross £m
Less than 70 per cent	210,457	33,205	3,161	8,845	255,668	217,830	19,766	1,717	9,872	249,185
70 per cent to 80 per cent	31,788	5,264	170	359	37,581	42,808	1,632	134	572	45,146
80 per cent to 90 per cent	11,942	2,604	48	149	14,743	12,087	253	52	184	12,576
90 per cent to 100 per cent	3,319	606	13	113	4,051	779	46	14	135	974
Greater than 100 per cent	11	104	24	156	295	125	101	23	214	463
Total	257,517	41,783	3,416	9,622	312,338	273,629	21,798	1,940	10,977	308,344
The energy performance certificate (EPC) profile of the security associated with the Group’s UK mortgage portfolio is shown below:

	2022		2021
EPC profile	£m	%	£m	%
A	731	0.2	563	0.2
B	37,075	11.9	34,070	11.0
C	60,086	19.2	54,636	17.7
D	93,010	29.8	88,752	28.8
E	35,015	11.2	35,086	11.4
F	6,990	2.2	7,258	2.4
G	1,519	0.5	1,546	0.5
Unrated properties	77,912	25.0	86,433	28.0
Total	312,338	100.0	308,344	100.0
The above data is sourced using the latest available government EPC information as at the relevant balance sheet date. The Group has no EPC data available for 25.0 per cent (2021: 28.0 per cent) of the UK mortgage portfolio, these are classified as unrated properties.
EPC ratings are not considered to be a material credit risk factor,and do not form part of the Group’s credit risk calculations.
Schedule of Securities Lending Transactions
The following on-balance sheet financial assets have been lent to counterparties under securities lending transactions:

	2022 £m	2021 £m
Financial assets at fair value through other comprehensive income	5,408	2,724
Total	5,408	2,724

Schedule of Maturities and of Assets and Liabilities

	Up to 1 month £m	1–3 months £m	3–12 months £m	1–5 years £m	Over 5 years £m	Total £m
At 31 December 2022
Deposits from banks	3,728	28	179	673	83	4,691
Customer deposits	430,808	3,565	7,164	4,882	304	446,723
Repurchase agreements at amortised cost	12,494	6,188	904	33,054	38	52,678
Financial liabilities at fair value through profit or loss	84	60	100	1,565	3,736	5,545
Debt securities in issue	4,400	8,571	6,717	25,886	7,802	53,376
Lease liabilities	7	52	161	557	611	1,388
Subordinated liabilities	24	89	687	4,775	7,945	13,520
Total non-derivative financial liabilities	451,545	18,553	15,912	71,392	20,519	577,921
Derivative financial liabilities:
Gross settled derivatives – outflows	2,815	3,241	3,501	7,920	4,700	22,177
Gross settled derivatives – inflows	(1,927)	(2,996)	(3,372)	(7,862)	(4,731)	(20,888)
Gross settled derivatives – net flows	888	245	129	58	(31)	1,289
Net settled derivative liabilities	2,652	(19)	54	271	250	3,208
Total derivative financial liabilities	3,540	226	183	329	219	4,497
At 31 December 2021
Deposits from banks	1,812	136	32	1,420	216	3,616
Customer deposits	439,193	1,540	3,616	5,046	569	449,964
Repurchase agreements at amortised cost	475	417	243	30,987	7	32,129
Financial liabilities at fair value through profit or loss	81	21	242	1,572	4,677	6,593
Debt securities in issue	4,367	5,307	8,603	27,715	4,708	50,700
Lease liabilities	2	61	158	578	832	1,631
Subordinated liabilities	30	39	370	5,418	5,679	11,536
Total non-derivative financial liabilities	445,960	7,521	13,264	72,736	16,688	556,169
Derivative financial liabilities:
Gross settled derivatives – outflows	2,577	573	4,232	11,280	4,990	23,652
Gross settled derivatives – inflows	(2,462)	(425)	(4,168)	(10,945)	(4,734)	(22,734)
Gross settled derivatives – net flows	115	148	64	335	256	918
Net settled derivative liabilities	2,654	(21)	(6)	145	360	3,132
Total derivative financial liabilities	2,769	127	58	480	616	4,050

Schedule of Maturities of Liabilities
The following table sets out the amounts and residual maturities of the Group's off-balance sheet contingent liabilities, commitments and guarantees.

	Within 1 year £m	1–3 years £m	3–5 years £m	Over 5 years £m	Total £m
At 31 December 2022
Acceptances and endorsements	58	–	–	–	58
Other contingent liabilities	1,667	548	181	446	2,842
Total contingent liabilities	1,725	548	181	446	2,900
Lending commitments and guarantees	91,310	8,256	10,780	16,984	127,330
Other commitments	–	–	10	29	39
Total commitments and guarantees	91,310	8,256	10,790	17,013	127,369
Total contingents, commitments and guarantees	93,035	8,804	10,971	17,459	130,269
At 31 December 2021
Acceptances and endorsements	21	–	–	–	21
Other contingent liabilities	1,362	242	258	457	2,319
Total contingent liabilities	1,383	242	258	457	2,340
Lending commitments and guarantees	97,587	15,506	9,853	4,678	127,624
Other commitments	–	18	–	42	60
Total commitments and guarantees	97,587	15,524	9,853	4,720	127,684
Total contingents, commitments and guarantees	98,970	15,766	10,111	5,177	130,024